Document and Entity Information	Mar. 25, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2020
Entity Registrant Name	Arconic Rolled Products Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39162
Entity Tax Identification Number	84-2745636
Entity Address, Address Line One	201 ISABELLA STREET
Entity Address, City or Town	PITTSBURGH
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5872
City Area Code	412
Local Phone Number	992-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001790982
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ARNC
Security Exchange Name	NYSE